Significant Accounting Policies Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Foreign Currency Transaction Gain (Loss), Realized	$ (1)	$ (12)	$ 4	$ 18
Research and Development Expense	89	264	326	328
Restricted cash	74		23
Increase (Decrease) in Restricted Cash			51
Provision for Doubtful Accounts		3	8	5
Valuation Allowances and Reserves, Recoveries	4
Allowance for Doubtful Accounts Receivable, Current			8	23
Inventory Valuation Reserves	6		24
Property and equipment, net	1,576		1,412
Receivables for Customer-owned Production Tooling	26		30
Capitalized Computer Software, Net	15		20
Capitalized Computer Software, Amortization	2	18	6	27
Future Amortization Expense, Year One			41
Future Amortization Expense, Year Two			40
Future Amortization Expense, Year Three			40
Future Amortization Expense, Year Four			40
Letter of Credit Reimbursement and Security Agreement [Member]
Restricted cash			11
Cash Collateral For Other Corporate Purposes [Member]
Restricted cash			12
Ford And Affiliates [Member]
Reimbursement Revenue				30
Product tooling [Member]
Property and equipment, net	84		80
Software [Member]
Estimated useful life, minimum			3
Estimated useful life, maximum			8
Future Amortization Expense, Year One			6
Future Amortization Expense, Year Two			5
Future Amortization Expense, Year Three			2
Future Amortization Expense, Year Four			$ 1